Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Weighted Average Number Of Shares Outstanding [Line Items]
Basic weighted average number of shares	55,363,467	55,337,349	55,356,483	55,332,086
Effect of dilutive potential share options:	313,226		313,226	99,571
Diluted weighted average number of shares	55,741,907	55,535,396	55,669,709	55,431,657